GENERAL ADMINISTRATION EXPENSES	12 Months Ended
Dec. 31, 2024
GENERAL ADMINISTRATION EXPENSES
GENERAL ADMINISTRATION EXPENSES

9.GENERAL ADMINISTRATION EXPENSES

General administrative expenses consist of the following:

in € thousand	2024	2023	2022
Personnel expenses	(4,344)	(4,131)	(3,992)
Legal and consulting fees	(4,567)	(4,401)	(1,681)
External administrative expenses	(1,716)	(965)	(692)
Other administrative expenses	(1,165)	(3,042)	(607)
Total administrative expenses	(11,792)	(12,538)	(6,973)

External administrative expenses include costs such as utilities, insurances, travel expenses, or expenses for short-term leases. Other administrative expenses mainly include other fees and expenses due to the Business Combination.